SCHEDULE OF RECEIVABLES FROM CUSTOMERS NET (Details) - North Water Investment Group Holdings Limited [Member]	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Restructuring Cost and Reserve [Line Items]
Dealing in securities for cash clients		$ 64,272	$ 55,584
Generating retrocession fee income		211,745
Receivables, gross		276,017	55,584
Less: allowance for credit losses		(62,263)
Receivables, net	$ 27,640	$ 213,754	$ 55,584